Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Revenue	$ 6,860,000	$ 560,000	$ 6,980,000	$ 560,000	$ 1,550,000	$ 0
Operating expenses
General and administrative	2,485,578	2,138,609	13,276,958	2,846,622	6,034,520	10,838,760
Research and development	373,059	1,191,747	802,509	1,243,848	2,414,973	464,609
Total operating expenses	2,858,637	3,330,356	14,079,467	4,090,470	8,449,493	11,303,369
Income (loss) from operations	4,001,363	(2,770,356)	(7,099,467)	(3,530,470)	(6,899,493)	(11,303,369)
Other income (expense)
Interest expense	(5,491)	(19,370)	(11,319)	(27,582)	(28,232)	(160,303)
Change in derivative					0	(27,067)
Income (loss) on foreign exchange	(25,832)	14,112	(29,191)	7,101	(110,148)	(12,730)
Gain on debt settlement/forgiveness					0	20,651
Total other income (expense)	(31,323)	(5,258)	(40,510)	(20,481)	(138,380)	(179,449)
Income (loss) before provision for income taxes	3,970,040	(2,775,614)	(7,139,977)	(3,550,951)	(7,037,873)	(11,482,818)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	$ 3,970,040	$ (2,775,614)	$ (7,139,977)	$ (3,550,951)	$ (7,037,873)	$ (11,482,818)
Basic income (loss) per common share	$ 2.11	$ (1.54)	$ (3.83)	$ (1.98)	$ (3.88)	$ (6.57)
Diluted income (loss) per common share	$ 1.52	$ (1.54)	$ (3.83)	$ (1.98)
Basic weighted average common shares outstanding	1,880,279	1,806,303	1,865,230	1,797,032	1,813,069	1,747,881
Diluted weighted average common shares outstanding	2,605,270	1,806,303	1,865,230	1,797,032